SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2018
Office furniture and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	10%
Equipment and devices for leasing and for internal use
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	15%
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation rates, property, plant and equipment	33%